Leases - Maturity of operating lease liabilities (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Maturity of operating lease liabilities
2020	¥ 11,921
2021	651
2022	22
Total future minimum payments	12,954
Less: interest	313
Total operating lease liabilities	¥ 12,281